Share Information for the ESOP (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares at beginning of the year	124,660	109,971
Shares released for allocation during the year	23,635	23,639
Shares distributed due to retirement/diversification	(14,748)	(8,950)
Unearned shares	189,082	212,718
Total ESOP shares	322,629	124,660
Fair value of unearned shares at December 31	$ 1,184,000	$ 1,800,000